Acquisition (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Developed technology	Dec. 31, 2011 Developed technology Restricted common stock	May 06, 2011 Condaptive	Dec. 31, 2011 Condaptive	Dec. 31, 2011 Condaptive Restricted common stock	Dec. 31, 2011 Condaptive Developed technology
Acquisition
Ownership interest (as a percent)					100.00%
Consideration paid in cash					$ 2,100,000
Number of shares issued				1,448,080	24,329
Fair value of shares issued					75,000		4,500,000
Fair values of the assets and liabilities acquired at the date of acquisition
Cash					8,000
Unbilled revenue					45,000
Deposits					3,000
Developed technology					1,292,000
Goodwill					1,348,000
Total assets acquired					2,696,000
Accounts payable					66,000
Deferred tax liabilities					487,000
Total liabilities assumed					553,000
Net assets acquired					2,143,000
Estimated useful life	4 years 6 months	9 years 2 months 12 days	4 years 3 months 18 days					5 years
Amortization expense								172,000
Acquisition-related costs included in general and administrative expenses						$ 65,000